Summary of Significant Accounting Policies (Details) - Schedule of financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances - USD ($)
	Jul. 31, 2021	Jul. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		$ 4,024,414
Non-current assets		5,678,024
Total assets		9,702,438
Current liabilities		7,177,506
Non-current liabilities		3,245,199
Total liabilities		10,422,705
Shareholders’ equity (deficit)		(720,267)
Qianhai VIE [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		2,469,829
Non-current assets		184,740
Total assets		2,654,569
Current liabilities		1,441,148
Non-current liabilities		65,574
Total liabilities		1,506,722
Shareholders’ equity (deficit)		1,147,847
LMG VIE [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		1,554,585
Non-current assets		5,493,284
Total assets		7,047,869
Current liabilities		5,736,358
Non-current liabilities		3,179,625
Total liabilities		8,915,983
Shareholders’ equity (deficit)		$ (1,868,114)